Other Payables and Other Current Liabilities - Schedule of Other Payables and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Payables and Other Current Liabilities [Abstract]
Payroll payable	$ 813,223	$ 864,458
Interest-free borrowing from third parties	80,100	80,100
Accrued expenses	65,589	72,079
Deposits		14,032
Other	4,877	3,060
Other payables and other current liabilities	$ 963,789	$ 1,033,729